Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax [Line Items]
Change in effective tax rate due to acquisition of Credo	2.00%
Tax benefits not recognized for book purposes	$ 5,831,000	$ 5,831,000	$ 6,019,000
Recognized interest accrued related to unrecognized tax benefits	152,000	41,000	133,000
Accrued interest	420,000	269,000	229,000
Unrecognized tax benefits	5,831,000
Federal and State [Member]
Schedule Of Income Tax [Line Items]
Operating loss carry forwards	31,000,000
Domestic Tax Authority [Member]
Schedule Of Income Tax [Line Items]
Expiration date of operating loss carry forwards	2030 through 2032
State and Local Jurisdiction [Member]
Schedule Of Income Tax [Line Items]
Expiration date of operating loss carry forwards	2013 through 2032
Credo [Member]
Schedule Of Income Tax [Line Items]
Oil and natural gas percentage depletion carryforwards	$ 8,800,000